STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)							1 Months Ended							3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 09, 2021	Apr. 09, 2021	Apr. 02, 2021	Oct. 14, 2020	Oct. 05, 2020	Aug. 05, 2020	Apr. 16, 2021	Dec. 04, 2020	Oct. 27, 2020	Oct. 16, 2020	Sep. 28, 2020	Sep. 25, 2020	Apr. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																						7,110,340
Common Stock, Par or Stated Value Per Share														$ 0.001						$ 0.001		$ 0.001	$ 0.001
Shares issued value														$ 4,722,886	$ 241,776	$ 90,000	$ 30,000	$ 616,667				$ 1,142,992	$ 1,270,080
Strike price of warrants																						$ 0.30
Deemed dividends																						$ 663,501	388,932
Proceeds from warrant exercises																				$ 123,500
Debt conversion value																							531,100
Gain (Loss) on Extinguishment of Debt																	$ (63,914)			$ (6,743,015)	$ (62,934)	$ (56,948)
Definitive securities purchase agreements description																				the Company entered into definitive securities purchase agreements with 19 accredited investors and issued an aggregate of 19,398,144 shares of common stock, Warrant A to purchase up to an aggregate of 19,398,144 shares of common stock, and Warrant B to purchase up to an aggregate of 19,398,144 shares of Common Stock (for an aggregate of 38,796,288 Warrant Shares), for aggregate gross proceeds to the Company of approximately $5,334,490. The Company expensed a total of $611,603 in related costs to the offering which has been capitalized and offset to the gross proceeds recorded in additional paid in capital.
Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt										$ 210,000
Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock warrants issued	600,000	500,000	2,000,000				250,000
Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued								6,590,340
Conversion of stock value								$ 612,576
Deemed dividends								663,501
Original strike price of warrants																						7,110,340
Proceeds from warrant exercises																						$ 654,076
Debt conversion shares																						9,305,426
Debt conversion value																						$ 1,104,476
Shares issued for services, shares																						600,000
Stock repurchased																						1,300,000
Restricted Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock value								$ 320,325
Restricted Common Stock [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock shares								1,601,632
Investors [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued													4,166,667
Common Stock, Par or Stated Value Per Share													$ 0.001
Shares issued value													$ 416,667
Debt Conversion, Converted Instrument, Warrants or Options Issued													4,000,000
Strike price of warrants													$ 0.30
Investors [Member] | Restricted Common Stock [Member] | Transaction One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued													16,667
Strike price of warrants													$ 0.40
Debt With Labrys Fund [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued													1,300,000
Investors One [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			912,409
Common Stock, Par or Stated Value Per Share																		$ 0.001	$ 0.001
Shares issued value																			$ 200,000
Shares Issued, Price Per Share																		0.1096	$ 0.1096
Two Investors [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																			961,538
Common Stock, Par or Stated Value Per Share																		0.001	$ 0.001
Shares Issued, Price Per Share																		$ 0.104	$ 0.104
Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						163,043
Shares issued value						$ 30,000
Debt Conversion, Converted Instrument, Warrants or Options Issued						163,043
Strike price of warrants						$ 0.54
Accredited Investors [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				166,667	300,000				133,333		300,000	500,000
Shares issued value											$ 90,000
Strike price of warrants												$ 0.075
Conversion of stock value				$ 50,000	$ 90,000				$ 40,000			$ 37,500
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										600,000
Shares issued value										$ 174,000
Accredited Iinvestors And Related Parties [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																						8,385,289
Shares issued value																						$ 1,142,992
Investor [Member] | Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued														19,398,144			163,043			20,583,813	6,203,657
Shares issued value														$ 4,722,886			$ 30,000			$ 5,054,662	$ 646,667